Schedule of operating costs and expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Operating costs	R$ 12,800,042	R$ 11,179,667	R$ 10,137,637
Selling expenses	825,879	751,286	803,404
Allowance for doubtful accounts	643,730	444,826	128,099
Administrative expenses	1,124,069	1,051,181	1,187,844
Administrative expenses	(1,124,069)	(1,051,181)	(1,187,844)
Total	(15,393,720)	(13,426,960)	(12,256,984)
Salaries Payroll Charges And Benefits [Member]
IfrsStatementLineItems [Line Items]
Operating costs	(2,026,202)	(1,958,395)	(1,938,265)
Selling expenses	(265,435)	(271,565)	(270,549)
Administrative expenses	(250,557)	(257,829)	(278,507)
Administrative expenses	250,557	257,829	278,507
Total	(2,542,194)	(2,487,789)	(2,487,321)
Pension Obligations [Member]
IfrsStatementLineItems [Line Items]
Operating costs	(36,771)	(37,281)	(49,564)
Selling expenses	(4,868)	(5,059)	(6,848)
Administrative expenses	(72,170)	(116,941)	(138,207)
Administrative expenses	72,170	116,941	138,207
Total	(113,809)	(159,281)	(194,619)
Construction Costs [Member]
IfrsStatementLineItems [Line Items]
Operating costs	(4,278,337)	(3,630,139)	(2,881,394)
Total	(4,278,337)	(3,630,139)	(2,881,394)
General Supplies [Member]
IfrsStatementLineItems [Line Items]
Operating costs	(314,111)	(244,054)	(259,401)
Selling expenses	(7,976)	(5,471)	(10,332)
Administrative expenses	(11,209)	(14,237)	(3,216)
Administrative expenses	11,209	14,237	3,216
Total	(333,296)	(263,762)	(272,949)
Treatment Supplies [Member]
IfrsStatementLineItems [Line Items]
Operating costs	(364,542)	(338,756)	(310,380)
Total	(364,542)	(338,756)	(310,380)
Outside Services [Member]
IfrsStatementLineItems [Line Items]
Operating costs	(1,517,196)	(1,251,839)	(1,250,890)
Selling expenses	(343,763)	(290,512)	(360,190)
Administrative expenses	(250,801)	(230,054)	(197,357)
Administrative expenses	250,801	230,054	197,357
Total	(2,111,760)	(1,772,405)	(1,808,437)
Electricity One [Member]
IfrsStatementLineItems [Line Items]
Operating costs	(1,462,776)	(1,214,831)	(1,140,160)
Selling expenses	(1,340)	(1,200)	(1,333)
Administrative expenses	(1,715)	(1,359)	(1,436)
Administrative expenses	1,715	1,359	1,436
Total	(1,465,831)	(1,217,390)	(1,142,929)
General Expenses [Member]
IfrsStatementLineItems [Line Items]
Operating costs	(717,352)	(622,113)	(647,804)
Selling expenses	(136,107)	(118,278)	(122,503)
Administrative expenses	(357,564)	(257,693)	(407,250)
Administrative expenses	357,564	257,693	407,250
Total	(1,211,023)	(998,084)	(1,177,557)
Depreciation And Amortization [Member]
IfrsStatementLineItems [Line Items]
Operating costs	(2,082,755)	(1,882,259)	(1,659,779)
Selling expenses	(66,390)	(59,201)	(31,649)
Administrative expenses	(104,177)	(95,652)	(88,666)
Administrative expenses	104,177	95,652	88,666
Total	(2,253,322)	(2,037,112)	(1,780,094)
Bad Debt Expense Net [Member]
IfrsStatementLineItems [Line Items]
Allowance for doubtful accounts	(643,730)	(444,826)	(128,099)
Total	(643,730)	(444,826)	(128,099)
Tax Expense [Member]
IfrsStatementLineItems [Line Items]
Administrative expenses	(75,876)	(77,416)	(73,205)
Administrative expenses	75,876	77,416	73,205
Total	R$ (75,876)	R$ (77,416)	R$ (73,205)